Document and Entity Information	May 15, 2025
Document and Entity Information
Document Type	8-K
Document Period End Date	May 15, 2025
Entity Registrant Name	Camping World Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37908
Entity Tax Identification Number	81-1737145
Entity Address, Address Line One	2 Marriott Dr.
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	847
Local Phone Number	808-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CWH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001669779
Amendment Flag	false
Current Fiscal Year End Date	--12-31